Share-based Compensation (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Narrative) (Details) - Sogou 2010 Share Incentive Plan [Member] - shares	12 Months Ended
	Dec. 31, 2018	Aug. 22, 2014
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum term of share incentive award granted from grant date	10 years
Plan expiration date	Oct. 19, 2020
Performance-based Options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Performance-based Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Two to four installments
Service-based Options [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Four equal installments
Service-based Options [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Two to four installments
IPO-based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Installments of share options granted	Five equal installments
Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance		41,500,000